COMBINED FINANCIAL INFORMATION - Income Statement (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
COMBINED FINANCIAL INFORMATION - Income Statement
Revenue		$ 247,483	$ 244,683	[1]
General and administrative expenses		29,404	26,066	[1]
Proxy contest expenses	[1]		5,866
Interest expense and other financing costs		22,413	20,011	[1]
Other costs and expenses, net		16,964	31,712
Fair value gains on investment properties, net		(354,707)	(212,106)	[1]
Fair value losses on financial instruments		562	823	[1]
Acquisition transaction costs		7,968	718	[1]
Loss on sale of investment properties		6,871	427	[1]
Income before income taxes		518,008	371,166	[1]
Income tax expense		52,651	13,418	[1]
Net income		465,357	357,748	[1]
Less net income attributable to non-controlling interests		201	46	[1]
Net income attributable to stapled unitholders		465,156	357,702	[1]
Granite REIT
COMBINED FINANCIAL INFORMATION - Income Statement
Revenue		247,483	244,683
General and administrative expenses		29,404	26,066
Proxy contest expenses			5,866
Interest expense and other financing costs		22,413	20,011
Other costs and expenses, net		16,964	31,712
Fair value gains on investment properties, net		(354,707)	(212,106)
Fair value losses on financial instruments		562	823
Acquisition transaction costs		7,968	718
Loss on sale of investment properties		6,871	427
Income before income taxes		518,008	371,166
Income tax expense		52,651	13,418
Net income		465,357	357,748
Less net income attributable to non-controlling interests		206	50
Net income attributable to stapled unitholders		465,151	357,698
Granite GP
COMBINED FINANCIAL INFORMATION - Income Statement
Share of (income) loss of Granite LP		(5)	(4)
Income before income taxes		5	4
Net income		5	4
Net income attributable to stapled unitholders		5	4
Eliminations/Adjustments
COMBINED FINANCIAL INFORMATION - Income Statement
Share of (income) loss of Granite LP		5	4
Income before income taxes		(5)	(4)
Net income		(5)	(4)
Less net income attributable to non-controlling interests		$ (5)	$ (4)

[1]	The Trust has retrospectively applied IFRS 15, Revenue from Contracts with Customers (note 2(o)).